Shareholders' Equity (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2008
Shareholders' Equity [Abstract]
Proceeds from Issuance of Warrants				$ 2,600,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	556,000		556,000
Stockholders' Equity, Period Increase (Decrease)			20,300,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	153,000		153,000
Stock Redeemed or Called During Period, Value	10,400,000	10,300,000	20,649,000
Stock Redeemed or Called During Period, Shares	10,325,000	10,324,000
Payments for Repurchase of Warrants			$ 2,707,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	764,788		764,788
Class of Warrant or Right, Exercise Price of Warrants or Rights	4.05		4.05